Shareholder Report, Line Graph (Details)	6 Months Ended
Jan. 31, 2026
C 000033068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load*
C 000033067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class D with load*
Sand P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Dow Jones Industrial Average Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average